Expense Example - Putnam Strategic Intermediate Municipal Fund	Jul. 31, 2025 USD ($)
Class C Shares
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 268
Expense Example, with Redemption, 3 Years	520
Expense Example, with Redemption, 5 Years	896
Expense Example, with Redemption, 10 Years	1,753
Class A Shares
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	315
Expense Example, with Redemption, 3 Years	505
Expense Example, with Redemption, 5 Years	711
Expense Example, with Redemption, 10 Years	1,307
CLASS Y
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	66
Expense Example, with Redemption, 3 Years	207
Expense Example, with Redemption, 5 Years	361
Expense Example, with Redemption, 10 Years	808
Class R6 Shares
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	57
Expense Example, with Redemption, 3 Years	179
Expense Example, with Redemption, 5 Years	312
Expense Example, with Redemption, 10 Years	$ 701